THE RBB FUND, INC.
                       BOSTON PARTNERS MARKET NEUTRAL FUND
                                  (the "Fund")

                         Supplement dated July 26, 2000
                                       to
                                PROSPECTUS DATED

                  DECEMBER 1, 1999 (as revised March 28, 2000)

The Fund's name has been changed to the Boston Partners Long/Short Equity Fund. The Fund's investment objectives and policies remain the same.

                               THE RBB FUND, INC.
                       BOSTON PARTNERS MARKET NEUTRAL FUND
                                  (the "Fund")

                         Supplement dated July 26, 2000
                                       to
                    STATEMENT OF ADDITIONAL INFORMATION DATED

                  DECEMBER 1, 1999 (as revised March 31, 2000)

The Fund's name has been changed to the Boston Partners Long/Short Equity Fund. The Fund's investment objectives and policies remain the same.

                                   Law Offices
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
                                 August 17, 2000

VIA EDGAR TRANSMISSION
----------------------
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:      The RBB Fund, Inc. (the "Registrant")
                           REGISTRATION NOS. 33-20827/811-05518
                           ------------------------------------

Ladies and Gentlemen:

                  On behalf of the Registrant and pursuant to Rule 497(e) of the Securities Act of 1933, as amended, enclosed for filing please find supplements dated July 26, 2000 to the Prospectus dated December 1, 1999 (as amended March
28, 2000) and Statement of Additional Information dated December 1, 1999 (as amended March 31, 2000) for the Registrant's Boston Partners Funds.

                  If you have any questions about the enclosed, please call me at (215) 988-2918.

                                                      Very truly yours,

                                                      /S/ KATHRYN R. WILLIAMS
                                                      --------------------------
                                                      Kathryn R. Williams

KRW/dw

Enclosure